Share-based payments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) shares £ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price volatility calculation period	5 years
Long Term Incentive Plan | Performance Share Plan (PSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years		3 years	3 years	3 years	3 years	3 years	3 years	3 years
Long Term Incentive Plan | Performance Share Plan (PSP) | Earnings per share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	25.00%		30.00%	30.00%	30.00%	30.00%	30.00%		40.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Operating cash flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%		20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Total shareholder return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Net turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant			15.00%	15.00%	15.00%	15.00%	15.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | New categories revenue growth
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant			15.00%	15.00%	15.00%	15.00%	15.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Return of capital employed
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	15.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | New categories contribution margin
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	10.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Smokeless net turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	10.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Executive director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	5 years
Long Term Incentive Plan | Restricted Share Plan (RSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Deferred Share Bonus Scheme (DSBS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price	20.00%	20.00%
Maximum savings by participant to buy shares in any tax year | £	£ 6,000
Sharesave Scheme (SAYE) | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Sharesave Scheme (SAYE) | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	5 years
Share Reward Scheme (SRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £	£ 3,600
Investment holding period	3 years
International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £	£ 3,600
Investment holding period	3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £	£ 1,800
Period taken to transfer to participants tax free	5 years
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	11,193,000	11,193,000	9,948,000	9,948,000	7,806,000	7,806,000
Number of share options exercisable (in shares)	129,000	129,000	369,000	369,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 32.79		£ 24.56		£ 27.65
Weighted average remaining contractual life of outstanding shares	1 year 4 months 24 days		1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Equity Settled Long Term Incentive Plan | Reynolds American
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	1,914,647	1,914,647	1,804,531	1,804,531
Number of share options exercisable (in shares)	0	0	0	0
Weighted average share price at date of exercise for share options exercised (in GBP per share) | $ / shares		$ 35.93		$ 35.68		$ 39.39
Weighted average remaining contractual life of outstanding shares	1 year 9 months 18 days		1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	244,000	244,000	214,000	214,000	198,000	198,000
Number of share options exercisable (in shares)	0	0	11,000	11,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 33.11		£ 24.51		£ 25.85
Weighted average remaining contractual life of outstanding shares	1 year 4 months 24 days		1 year 7 months 6 days	1 year 7 months 6 days	1 year 6 months	1 year 6 months
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	2,844,000	2,844,000	3,536,000	3,536,000	3,851,000	3,851,000
Number of share options exercisable (in shares)	0	0	0	0
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 32.48		£ 24.57		£ 27.39
Weighted average remaining contractual life of outstanding shares	1 year		1 year 2 months 12 days	1 year 2 months 12 days	1 year 3 months 18 days	1 year 3 months 18 days
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	113,000	113,000	185,000	185,000	261,000	261,000
Number of share options exercisable (in shares)	0	0	1,000	1,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 34.68		£ 24.47		£ 25.56
Weighted average remaining contractual life of outstanding shares	10 months 24 days		1 year 2 months 12 days	1 year 2 months 12 days	1 year 3 months 18 days	1 year 3 months 18 days